Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement [Line Items]
Net Income		$ 1,059	$ 247	$ 4,756	$ 1,306	$ 7,689
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) losses during the period (2)	[1]	(17)	(6)	6	(23)	(22)
Other comprehensive income net of tax OCI debt financial assets		6	136	(232)	142	(322)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period (3)	[2]	(144)	1,124	(2,433)	980	(2,911)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12) (4)	[3]	26	235	(111)	261	(249)
Other comprehensive income net of tax cash flow hedges		(118)	1,359	(2,544)	1,241	(3,160)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		937	(850)	322	87	1,130
Unrealized gains (losses) on hedges of net foreign operations (5)	[4]	(174)	23	(64)	(151)	(192)
Reclassification to earnings of net losses related to divestitures (6)	[5]	0		0	0	29
Other comprehensive income, net of taxes, translation of net foreign operations		763	(827)	258	(64)	967
Items that will not be reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the period (7)	[6]	0		0	0	2
Net gains (losses) on remeasurement of pension and other employee future benefit plans (8)	[7]	5	(64)	444	(59)	606
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (9)	[8]	174	(410)	538	(236)	604
Items that will not be reclassified to net income		179	(474)	982	(295)	1,212
Other Comprehensive Income (Loss), net of taxes		830	194	(1,536)	1,024	(1,303)
Total Comprehensive Income		1,889	441	3,220	2,330	6,386
Attributable to:
Bank shareholders		1,886	441	3,220	2,327	6,386
Non-controlling interest in subsidiaries		3	0	0	3	0
Total Comprehensive Income		1,889	441	3,220	2,330	6,386
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period (1)	[9]	$ 23	$ 142	$ (238)	$ 165	$ (300)

[1]	Net of income tax provision (recovery) of $7 million, $2 million, $(2) million for the three months ended, and $9 million, $8 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $49 million, $(317) million, $878 million for the three months ended, and $(268) million, $1,050 million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $7 million, $(104) million, $40 million for the three months ended, and $(97) million, $90 million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $67 million, $(59) million, $23 million for the three months ended, and $8 million, $71 million for the six months ended, respectively.
[5]	Net of income tax (provision) of na, na, na for the three months ended, and na, $nil million for the six months ended, respectively.
[6]	Net of income tax (provision) of $nil million, $nil million, $(1) million for the three months ended, and $nil million, $(1) million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $(2) million, $2 million, $(160) million for the three months ended, and $nil million, $(220) million for the six months ended, respectively.
[8]	Net of income tax (provision) recovery of $(67) million, $139 million, and $(194) million for the three months ended, and $72 million, $(218) million for the six months ended, respectively.
[9]	Net of income tax (provision) recovery of $(7) million, $(48) million, $84 million for the three months ended, and $(55) million, $105 million for the six months ended, respectively.